Expense Example, No Redemption - Pioneer Floating Rate Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 553
Expense Example, No Redemption, 3 Years	797
Expense Example, No Redemption, 5 Years	1,059
Expense Example, No Redemption, 10 Years	1,807
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	188
Expense Example, No Redemption, 3 Years	582
Expense Example, No Redemption, 5 Years	1,001
Expense Example, No Redemption, 10 Years	2,169
Class Y
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	78
Expense Example, No Redemption, 3 Years	267
Expense Example, No Redemption, 5 Years	471
Expense Example, No Redemption, 10 Years	1,062
Class K
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	$ 894